SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IPO Distribution Services
Revenue from contracts with customers	$ 13,760,209	$ 3,142,763	$ 475,055